Share-Based Payments - Additional Information (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2023 $ / shares	Jun. 30, 2022 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	6,547,018	4,631,721
Performance rights forfeited	128,503	962,688
Weighted average remaining contractual life of outstanding share options		3 years 4 months 24 days	3 years 9 months 18 days
Exercise price | $ / shares			$ 0.51	$ 0.5	$ 0.51
Number of share options awarded		0	0
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares			$ 1.4	0.55
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares			$ 0.5	$ 0.5
Performance Rights and Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend or voting rights		The performance rights and options carry no dividend or voting rights.
Number of performance right and option convertible to ordinary share		1
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted		4,631,721
Number of performance right convertible to ordinary shares		1
Performance rights forfeited	962,688
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend or voting rights		The share rights carry no dividend or voting rights.
Number of share right convertible to ordinary share		1
Granted	436,403	65,405
Performance rights forfeited		16,684
Share Rights | Non-Executive Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share rights issuing fixed value | $		$ 110,000
Number of share rights convertible to ordinary shares	1	1
Share-based compensation expense recognized | $	$ 444,480	$ 31,943